UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03870
Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	U.S. Government Agencies & Obligations (35.2%)
	Diversified Financial Services (8.4%)
$48,650	Ally Financial, Inc.	2.20%	12/19/12	$49,863,137
41,600	Citigroup Funding, Inc. (a)	2.25	12/10/12	42,666,998

				92,530,135

	Finance — Other Services — U.S. Government Guaranteed (0.6%)
6,960	Private Export Funding Corp.	4.30	12/15/21	7,140,675

	Savings & Loan/Thrifts — Southern U.S. — U.S. Government Guaranteed (1.0%)
10,330	U.S. Central Federal Credit Union	1.90	10/19/12	10,529,824

	Special Purpose Entity — U.S. Government Guaranteed (0.9%)
9,671	Amal Ltd. (Cayman Islands)	3.465	08/21/21	9,733,841

	U.S. Government Agencies (8.2%)
	Federal Home Loan Mortgage Corporation
2,314		4.875	06/13/18	2,576,877
2,750		5.00	04/18/17	3,084,015
10,760		5.50	08/23/17	12,367,964
37,000	Federal National Mortgage Association	5.00	05/11/17	41,470,192
	Tennessee Valley Authority
10,980		4.875	12/15/16	12,204,116
6,935		5.25	09/15/39	7,300,745
8,085		7.125	05/01/30	10,579,982
1,030	U.S. Department of Housing and Urban Development 99-A	6.16	08/01/11	1,032,018

				90,615,909

	U.S. Government Obligations (16.1%)
	U.S. Treasury Bonds
3,000		3.875	08/15/40	2,685,000
45,000		7.50	11/15/24	62,107,020
	U.S. Treasury Notes
7,500		1.25	10/31/15	7,238,085
28,500	(b)	1.875	09/30/17	26,963,679
36,000		2.25	01/31/15	36,748,116
41,500		2.375	02/28/15	42,518,285

				178,260,185

	Total U.S. Government Agencies & Obligations (Cost $386,480,774)			388,810,569

	U.S. Government Agencies — Mortgage-Backed Securities (46.6%)
	Federal Home Loan Mortgage Corporation (ARM) (0.8%)
1,988		5.484	01/01/38	2,116,276
3,112		5.878	11/01/36	3,282,195
3,457		5.935	10/01/36	3,657,191

				9,055,662

	Federal Home Loan Mortgage Corporation (PC) Gold (7.2%)
10,900		4.00	(c)	11,204,862
24,435	(b)	4.50	09/01/39–08/01/40	24,876,382
23,167	(b)	5.00	10/01/35–01/01/40	24,283,678
5,234		5.50	11/01/39	5,589,128
5,508		6.00	07/01/38	5,991,688
4,055	(b)	6.50	03/01/29–09/01/36	4,556,334
1,177		7.50	05/01/35	1,363,761
647		8.00	08/01/32	765,764
685		8.50	08/01/31	825,395

				79,456,992

	Federal National Mortgage Association (21.1%)
7,775		4.50	(c)	7,914,709
36,397	(b)	4.50	01/01/25–08/01/39	37,267,365

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$6,190		5.00%		(c)	$6,453,075
38,131	(b)	5.00		05/01/35–04/01/39	40,026,290
86,258	(b)	5.50		03/01/35–08/01/38	92,686,534
39,815	(b)	6.00		01/01/37–06/01/39	43,417,049
457	(b)	6.50		06/01/29–02/01/33	515,348
4		7.00		05/01/31	4,041
1,880		7.50		08/01/37	2,183,179
1,475		8.00		04/01/33	1,722,886
1,344		8.50		10/01/32	1,578,425

					233,768,901

	Federal National Mortgage Association (ARM) (0.8%)
5,123		2.535		05/01/35	5,149,238
2,944		2.603		07/01/35	2,959,855
913		5.689		03/01/38	970,120

					9,079,213

	Government National Mortgage Association (16.1%)
36,700		4.00		(c)	36,711,450
46,576	(b)	4.50		04/15/39–06/15/40	48,152,069
5,635	(b)	6.00		03/15/26–08/15/29	6,235,279
12,141	(b)	6.50		03/15/14–07/15/31	13,648,408
26,664	(b)	7.00		04/15/17–04/15/26	30,675,001
14,667		7.50		11/15/32	17,175,064
3,816	(b)	8.00		06/15/16–09/15/31	4,453,922
7,150		8.50		07/15/30	8,622,661
4,407	(b)	9.00		11/15/15–02/15/25	5,054,030
2,988	(b)	9.50		02/15/16–12/15/20	3,485,085
3,577	(b)	10.00		06/15/13–11/15/20	4,057,262

					178,270,231

	Government National Mortgage Association (GPM) (0.0%)
113	(b)	12.25		09/15/13–06/15/15	129,422

	Government National Mortgage Association II (0.6%)
3,218		6.00		09/20/34	3,524,966
1,696	(b)	6.50		01/20/24–05/20/29	1,912,680
466	(b)	7.00		03/20/26–07/20/29	536,852

					5,974,498

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $499,305,988)				515,734,919

	Asset-Backed Securities (2.6%)
1,475	Ally Master Owner Trust 2010-1 A (144A) (d)	2.005	(e)	01/15/15	1,502,235
3,500	Ally Master Owner Trust 2010-3 A (144A) (d)	2.88		04/15/15	3,582,702
10,750	Ford Credit Floorplan Master Owner Trust 2009-2 A	1.805	(e)	09/15/14	10,898,735
2,500	Ford Credit Floorplan Master Owner Trust 2010-3 A1 (144A) (d)	4.20		02/15/17	2,646,684
2,625	Goldman Sachs Mortgage Securities Corporation II 2011-GC3	5.119		03/10/44	2,663,176
5,200	Nissan Master Owner Trust Receivables 2010-AA A (144A) (d)	1.405	(e)	01/15/15	5,258,839
2,449	Wheels SPV LLC 2009-1 A (144A) (d)	1.805	(e)	03/15/18	2,465,233

	Total Asset-Backed Securities (Cost $28,649,284)				29,017,604

	Collateralized Mortgage Obligations (2.9%)
	Private Issues (0.9%)
5,249	FDIC Structured Sale Guaranteed Notes 2010-S1 1A (144A) (d)	0.796	(e)	02/25/48	5,260,232
2,730	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-C3AA4 (144A) (d)	4.717		02/15/46	2,745,363
1,583	Wells Fargo Mortgage Backed Securities Trust 2003-J 2A7	4.423	(e)	10/25/33	1,589,482

					9,595,077

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	U.S. Government Agencies (2.0%)
	Federal Home Loan Mortgage Corporation
$11,123	3339 TI (IO)	5.885%	(e)	07/15/37	$1,660,982
33,700	3819 MS (IO)	6.207	(e)	06/15/40	5,661,600
9,600	3819 SH (IO)	6.207	(e)	06/15/40	1,563,840
	Federal National Mortgage Association
12,951	2010-97 (IO)	5.00	(e)	10/25/38	1,998,333
28,771	2010-M6 SA (IO)	6.141	(e)	09/25/20	5,754,187
6,295	406 16 (IO)	5.00	(e)	01/25/41	1,284,854
	Government National Mortgage Association
190	2010-115 AS (IO)	5.797	(e)	09/20/40	31,367
2,974	2011-19 IM (IO)	5.00	(e)	02/16/41	570,919
21,400	2011-51 (IO)	6.348	(e)	04/16/41	3,807,060

					22,333,142

	Total Collateralized Mortgage Obligations (Cost $32,827,030)				31,928,219

	Commercial Mortgage-Backed Securities (2.5%)
2,600	Bear Stearns Commercial Mortgage Securities 2004-T14 A4	5.20		01/12/41	2,774,406
4,848	DBUBS Mortgage Trust 2011-LC1A A3 (144A) (d)	5.002		11/10/46	5,037,089
	GE Capital Commercial Mortgage Corp.
3,222	2004-C1 A3	4.596		11/10/38	3,373,100
4,000	2004-C2 A4	4.893		03/10/40	4,234,289
2,000	LB-UBS Commercial Mortgage Trust 2004-C2 A4	4.367		03/15/36	2,087,718
4,100	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4	5.308	(e)	07/15/41	4,404,594
5,645	WF-RBS Commercial Mortgage Trust 2011-C2 A4 (144A) (d)	4.869	(e)	02/15/44	5,787,063

	Total Commercial Mortgage-Backed Securities (Cost $26,858,015)				27,698,259

	Municipal Bonds (5.2%)
	California (1.2%)
4,615	Bay Area Toll Authority	6.263		04/01/49	4,669,503
5,980	Los Angeles Unified School District	5.75		07/01/34	5,667,844
3,060	San Francisco City & County Public Utilities Commission	6.00		11/01/40	3,030,532

					13,367,879

	Georgia (0.4%)
1,760	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637		04/01/57	1,680,677
3,085	Municipal Electric Authority of Georgia Plant Vogtle	6.655		04/01/57	2,915,294

					4,595,971

	Missouri (0.6%)
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	6,177,492

	New Jersey (0.4%)
4,000	New Jersey Economic Development Authority	1.31	(e)	06/15/13	4,000,600

	New York (1.2%)
3,875	City of New York (Series G-1)	5.968		03/01/36	3,882,246
3,140	New York City Municipal Water Finance Authority	5.952		06/15/42	3,226,538
3,625	New York City Transitional Finance Authority	5.267		05/01/27	3,730,923
3,000	New York State Dormitory Authority	5.628		03/15/39	2,949,720

					13,789,427

	North Carolina (0.3%)
3,400	North Carolina State Education Assistance Authority	1.21	(e)	01/26/26	3,375,112

	Oregon (0.2%)
2,575	Oregon State Department of Transportation (Series A)	5.834		11/15/34	2,585,326

	Texas (0.5%)
5,900	North Texas Higher Education Authority	1.412	(e)	04/01/40	5,877,698

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Washington (0.4%)
$2,440	State of Washington	5.09%	08/01/33	$2,345,426
1,580	State of Washington (Series D)	5.481	08/01/39	1,577,835

				3,923,261

	Total Municipal Bonds (Cost $58,863,877)			57,692,766

	Foreign Government Obligations (4.3%)
29,130	Egypt Government AID Bonds (Egypt)	4.45	09/15/15	31,741,912
14,175	Israel Government AID Bond (Israel)	5.50	09/18/23	15,934,231

	Total Foreign Government Obligations (Cost $44,158,564)			47,676,143

	Short-Term Investments (7.5%)
	U.S. Government Obligation (f) (6.3%)
69,850	U.S. Treasury Bills (Cost $69,846,792)	0.101-0.162	04/07/11- 04/28/11	69,846,792

NUMBER OF
SHARES (000)

	Investment Company (g) (1.2%)
13,466	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $13,466,318)		13,466,318

	Total Short-Term Investments (Cost $83,313,110)		83,313,110

	Total Investments (Cost $1,160,456,642) (h)(i)	106.8%	1,181,871,589
	Liabilities in Excess of Other Assets	(6.8)	(75,606,570)
	Net Assets	100.0%	$1,106,265,019

ARM	Adjustable Rate Mortgage. Interest rate in effect as of March 31, 2011.

FDIC	Federal Deposit Insurance Corporation.

GPM	Graduated Payment Mortgage.

IO	Interest Only Security.

LIBOR	London Interbank Offered Rate.

PC	Participation Certificate.

(a)	For the three months ended March 31, 2011, there were no transactions in Citigroup Funding, Inc., U.S. Government Agencies & Obligations, an affiliate of the Investment Adviser, Administrator and Distributor.

(b)	A portion of this security has been physically segregated in connection with open futures and swap contracts.

(c)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(d)	Resale is restricted to qualified institutional investors.

(e)	Floating rate security. Rate shown is the rate in effect at March 31, 2011.

(f)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(g)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(h)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open futures and swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Futures Contracts Open at March 31, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

601	Long	U.S. Treasury Notes 5 Year, June 2011	$70,190,227	$(317,483)
318	Long	U.S. Treasury Notes 10 Year, June 2011	37,851,938	99,609
65	Long	U.S. Ultra Bond, June 2011	8,031,563	64,125
34	Short	U.S. Treasury Bonds 30 Year, June 2011	(4,086,375)	(26,970)
57	Short	Euro Dollar, December 2013	(13,821,787)	(22,991)
57	Short	Euro Dollar, September 2013	(13,821,788)	(21,557)
57	Short	Euro Dollar, June 2013	(13,891,613)	(20,132)
57	Short	Euro Dollar, March 2013	(13,930,088)	(18,707)
90	Short	U.S. Treasury Notes 2 Year, June 2011	(19,631,250)	(11,205)

		Net Unrealized Depreciation		$(275,311)

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Interest Rate Swap Agreements Contracts Open at March 31, 2011

	NOTIONAL					UNREALIZED
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)

Bank of America, N.A	$34,880	3 Month LIBOR	Pay	4.795%	12/09/20	$(134,637)
Bank of America, N.A.	8,495	3 Month LIBOR	Receive	4.058	12/09/40	323,829
Credit Suisse Group	113,350	3 Month LIBOR	Receive	0.80	10/28/13	1,385,137
Credit Suisse Group	47,485	3 Month LIBOR	Pay	2.098	10/28/17	(2,393,244)
UBS AG	34,910	3 Month LIBOR	Pay	4.65	12/07/20	(333,390)
UBS AG	8,330	3 Month LIBOR	Receive	4.00	12/07/40	399,840

			Net Unrealized Depreciation			$(752,465)

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Zero Coupon Swap Contracts Open at March 31, 2011:

					UNREALIZED
	NOTIONAL	FLOATING	PAY/RECEIVE	TERMINATION	APPRECIATION
SWAP COUNTERPARTY	AMOUNT (000)	RATE INDEX	FLOATING RATE	DATE	(DEPRECIATION)

Barclays Bank PLC^	$34,630	3 Month LIBOR	Receive	11/15/19	$(4,014,466)
Barclays Bank PLC^^	34,630	3 Month LIBOR	Pay	11/15/19	362,579
Deutsche Bank AG^	5,230	3 Month LIBOR	Receive	11/15/21	(10,504)
Deutsche Bank AG^	42,000	3 Month LIBOR	Receive	11/15/21	(3,711,404)
Deutsche Bank AG^^	42,000	3 Month LIBOR	Pay	11/15/21	(77,850)
JPMorgan Chase Bank N.A. New York^	27,300	3 Month LIBOR	Receive	11/15/19	(2,945,357)
JPMorgan Chase Bank N.A. New York^	20,250	3 Month LIBOR	Receive	08/15/20	(2,516,073)
JPMorgan Chase Bank N.A. New York^	33,430	3 Month LIBOR	Receive	11/15/21	(3,355,771)

			Net Unrealized Depreciation		$(16,268,846)

Morgan Stanley U.S. Government Securities Trust
Notes to Portfolio of Investments ▪ March 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

Morgan Stanley U.S. Government Securities Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Long-Term Investments
U.S. Government Agencies & Obligations	$388,810,569	—	$388,810,569	—
U.S. Government Agencies — Mortgage-Backed Securities	515,734,919	—	515,734,919	—
Asset-Backed Securities	29,017,604	—	29,017,604	—
Collateralized Mortgage Obligations — Private Issuers	9,595,077	—	9,595,077	—
Collateralized Mortgage Obligations — U.S. Government Agencies	22,333,142	—	22,333,142	—
Commercial Mortgage-Backed Securities	27,698,259	—	27,698,259	—
Municipal Bonds	57,692,766	—	57,692,766	—
Foreign Government Obligations	47,676,143	—	47,676,143	—

Total Long-Term Investments	1,098,558,479	—	1,098,558,479	—

Short-Term Investments
U.S. Government Obligations	69,846,792	—	69,846,792	—
Investment Company	13,466,318	$13,466,318	—	—

Total Short-Term Investments	83,313,110	13,466,318	69,846,792	—

Futures	163,734	163,734	—	—
Interest Rate Swaps	2,108,806	—	2,108,806	—
Zero Coupon Swaps	362,579	—	362,579	—

Total	$1,184,506,708	$13,630,052	$1,170,876,656	—

Liabilities:
Futures	$(439,045)	$(439,045)	—	—
Interest Rate Swaps	(2,861,271)	—	$(2,861,271)	—
Zero Coupon Swaps	(16,631,425)	—	(16,631,425)	—

Total	$(19,931,741)	$(439,045)	$(19,492,696)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley U.S. Government Securities Trust

/s/ Sara Furber Sara Furber
Principal Executive Officer
May 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith Francis Smith
Principal Financial Officer
May 24, 2011